Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Schedule of revenue by agreement
For the years ended and December 31, 2021 and 2020, royalty, stream and other interests revenues were earned from the following jurisdictions and type of underlying agreement:

	Revenue for the year ended December 31, 2021
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	5,089	6,444	519	1,518	13,570	50%
South America	—	—	3,900	—	3,900	14%
Africa	9,682	—	—	—	9,682	36%
	14,771	6,444	4,419	1,518	27,152	100%

	Revenue for the year ended December 31, 2020
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	—	5,083	208	11,689	16,980	64%
South America	—	—	1,178	—	1,178	4%
Africa	7,454	—	—	—	7,454	28%
Australia	—	1,154	—	—	1,154	4%
	7,454	6,237	1,386	11,689	26,766	100%

Schedule of net assets by agreement
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2021:

	Costs				Accumulated depletion				Carrying amount
	Balance – January 1, 2021	Transfers	Additions	Balance – December 31, 2021	Balance – January 1, 2021	Depletion	Transfers	Balance – December 31, 2021	Balance – December 31, 2021
	$	$		$	$	$		$	$
Stream interests
Blyvoor Gold Stream	37,000	—	—	37,000	—	(37)	—	(37)	36,963
Woodlawn Silver Stream	19,000	—	—	19,000	(402)	—	—	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	(20,086)	—	—	(9,659)	(1,266)	10,925	—	—
Mercedes Gold and Silver Stream	—	19,043	12,735	31,778	—	(4,743)	(10,358)	(15,101)	16,677
South Arturo Silver Stream	—	1,043	—	1,043	—	(3)	(567)	(570)	473
Bonikro Gold Stream	35,011	—	—	35,011	(4,083)	(5,152)	—	(9,235)	25,776
Greenstone Gold Stream	—	—	13,622	13,622	—	—	—	—	13,622
Platreef Gold Stream	—	—	18,938	18,938	—	—	—	—	18,938
Total – Stream interests	111,097	—	45,295	156,392	(14,144)	(11,201)	—	(25,345)	131,047
Royalty and other interests
RDM Gold Royalty	5,817	—	—	5,817	(699)	(549)	—	(1,248)	4,569
Gualcamayo Gold Royalty	39,634	—	—	39,634	—	—	—	—	39,634
Suruca Gold Royalty	12,512	—	—	12,512	—	—	—	—	12,512
Troilus Gold Royalty	8,575	—	—	8,575	—	—	—	—	8,575
Moss Gold Royalty	9,086	—	—	9,086	(139)	(390)	—	(529)	8,557
Robertson Gold Royalty	34,665	—	—	34,665	—	—	—	—	34,665
Blackwater Gold Royalty	1,519	—	1,548	3,067	—	—	—	—	3,067
Caserones Copper Royalty	—	—	73,084	73,084	—	(927)	—	(927)	72,157
Total – Royalty and other interests	111,808	—	74,632	186,440	(838)	(1,866)	—	(2,704)	183,736
	222,905	—	119,927	342,832	(14,982)	(13,067)	—	(28,049)	314,783
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953
Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970
	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

The following table summarizes the royalty, stream and other interests, as at December 31, 2021 and December 31, 2020, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2021
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	22,112	8,660	54,864	85,636	27%
South America	—	—	128,872	128,872	41%
Africa	81,677	—	—	81,677	26%
Australia	—	18,598	—	18,598	6%
	103,789	27,258	183,736	314,783	100%

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%